Derivative Instruments And Hedging Activities (Derivative Instruments Used In Net Investment Hedge Accounting Relationships) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Cumulative Translation Adjustment, Net of Tax, Period Increase (Decrease)	$ (59)	$ (41)	$ (582)
Interest Rate Contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0	(2)	(7)
Cash flow hedges, total interest on long-term debt	0	(2)	(7)
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	2	2	6
Foreign Exchange Contract [Member] | Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(4)	0	(250)
Net Investment Hedges - Total Other Income, Net of Losses	(4)	0	(250)
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ 33	$ 13	$ 309